Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug. 01, 2012
Russell 2000 1.5x Strategy Fund (Prospectus Summary): | Russell 2000 1.5x Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Russell 2000 ® 1.5x Strategy Fund
Supplement Text	ck0000899148_SupplementTextBlock

RYDEX SERIES FUNDS

Russell 2000 ® 1.5x Strategy Fund

Supplement dated September 13, 2012

to the Investor Class, Advisor Class and H-Class Shares Statutory Prospectus

and the A-Class Shares, C-Class Shares and Institutional Class Shares Statutory Prospectus

of the above listed Funds, each dated August 1, 2012

This supplement provides new and additional information beyond that contained in the Statutory Prospectuses (the “Prospectuses”) listed above and should be read in conjunction with the Prospectuses.

Russell 2000 ® 1.5x Strategy Fund

•

Effective immediately, the ticker symbol listed for A-Class Shares of the Russell 2000 ® 1.5x Strategy Fund on the cover page of the A-Class Shares, C-Class Shares and Institutional Class Shares Statutory Prospectus is deleted and replaced with the following ticker symbol: RYAKX.

Supplement Closing	ck0000899148_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
Russell 2000 1.5x Strategy Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYAKX